Net fee and commission income (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net fee And Commission Income [Line Items]
Underwriting Fees		$ 393	$ 420	$ 257	$ 813	$ 460
of which: equity underwriting fees		262	275	123	537	230
of which: debt underwriting fees		131	145	133	276	230
M&A and corporate finance fees		330	238	117	568	335
Brokerage fees		1,037	1,358	959	2,395	2,204
Investment fund fees		1,405	1,437	1,197	2,842	2,492
Portfolio management and related services		2,426	2,284	1,813	4,710	3,872
Other		456	461	387	917	848
Total fee and commission income	[1]	6,047	6,197	4,730	12,244	10,211
Brokerage fees paid		74	68	63	142	149
Distribution fees paid		153	132	144	285	300
Other		258	277	212	535	426
Total fee and commission expense		484	478	419	962	875
Net fee and commission income		5,563	5,719	4,311	11,282	9,336
of which: net brokerage fees		963	1,290	896	2,253	2,055
Global Wealth Management
Net fee And Commission Income [Line Items]
Total fee and commission income		3,585	3,673	2,809
Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Total fee and commission income		400	389	313
Asset Management
Net fee And Commission Income [Line Items]
Total fee and commission income		805	815	700
Investment Bank
Net fee And Commission Income [Line Items]
Total fee and commission income		1,248	1,305	872
Group Functions
Net fee And Commission Income [Line Items]
Total fee and commission income		9	15	36
of which: recurring
Net fee And Commission Income [Line Items]
Total fee and commission income		3,823	3,621	2,980	7,444	6,321
of which: transaction-based
Net fee And Commission Income [Line Items]
Total fee and commission income		2,182	2,482	1,675	4,664	3,776
of which: performance-based
Net fee And Commission Income [Line Items]
Total fee and commission income		$ 42	$ 94	$ 75	$ 136	$ 114

[1]	Reflects third-party fee and commission income for the second quarter of 2021 of USD 3,585 million for Global Wealth Management (first quarter of 2021: USD 3,673 million; second quarter of 2020: USD 2,809 million), USD 400 million for Personal & Corporate Banking (first quarter of 2021: USD 389 million; second quarter of 2020: USD 313 million), USD 805 million for Asset Management (first quarter of 2021: USD 815 million; second quarter of 2020: USD 700 million), USD 1,248 million for the Investment Bank (first quarter of 2021: USD 1,305 million; second quarter of 2020: USD 872 million) and USD 9 million for Group Functions (first quarter of 2021: USD 15 million; second quarter of 2020: USD 36 million).